Derivatives Derivatives Pertaining to Hedged Items Presented in Net Derivative Gains (Losses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Hedged Items	$ (1)	$ 0	$ 0
Amount of Gains (Losses) Deferred in AOCI	12	6	(5)
Gain (Loss) on Derivative Instruments, Net, Pretax	(137)	(76)	129
Net investment income	188	157	134
Derivatives Not Designated or Not Qualifying as Hedging Instruments
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Hedged Items	(1)	0	0
Amount of Gains (Losses) Deferred in AOCI	0	0	0
Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Hedged Items	0	0	0
Amount of Gains (Losses) Deferred in AOCI	12	6	(5)
Net Derivative Gains (Losses)
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax	(136)	(76)	129
Net Derivative Gains (Losses) | Derivatives Not Designated or Not Qualifying as Hedging Instruments
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax	(136)	(76)	129
Net Derivative Gains (Losses) | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax	0	0	0
Net Investment Income
Derivative Instruments, Gain (Loss) [Line Items]
Net investment income	2	1	1
Net Investment Income | Derivatives Not Designated or Not Qualifying as Hedging Instruments
Derivative Instruments, Gain (Loss) [Line Items]
Net investment income	0	0	0
Net Investment Income | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Net investment income	2	1	1
Interest rate | Derivatives Not Designated or Not Qualifying as Hedging Instruments
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Hedged Items	0	0	0
Amount of Gains (Losses) Deferred in AOCI	0	0	0
Interest rate | Net Derivative Gains (Losses) | Derivatives Not Designated or Not Qualifying as Hedging Instruments
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax	10	1	(1)
Interest rate | Net Investment Income | Derivatives Not Designated or Not Qualifying as Hedging Instruments
Derivative Instruments, Gain (Loss) [Line Items]
Net investment income	0	0	0
Foreign currency exchange rate | Derivatives Not Designated or Not Qualifying as Hedging Instruments
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Hedged Items	(1)	0	0
Amount of Gains (Losses) Deferred in AOCI	0	0	0
Foreign currency exchange rate | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Hedged Items	0	0	0
Amount of Gains (Losses) Deferred in AOCI	12	6	(5)
Foreign currency exchange rate | Net Derivative Gains (Losses) | Derivatives Not Designated or Not Qualifying as Hedging Instruments
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax	1	0	1
Foreign currency exchange rate | Net Derivative Gains (Losses) | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax	0	0	0
Foreign currency exchange rate | Net Investment Income | Derivatives Not Designated or Not Qualifying as Hedging Instruments
Derivative Instruments, Gain (Loss) [Line Items]
Net investment income	0	0	0
Foreign currency exchange rate | Net Investment Income | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Net investment income	2	1	1
Equity market derivatives | Derivatives Not Designated or Not Qualifying as Hedging Instruments
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Hedged Items	0	0	0
Amount of Gains (Losses) Deferred in AOCI	0	0	0
Equity market derivatives | Net Derivative Gains (Losses) | Derivatives Not Designated or Not Qualifying as Hedging Instruments
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax	(426)	368	195
Equity market derivatives | Net Investment Income | Derivatives Not Designated or Not Qualifying as Hedging Instruments
Derivative Instruments, Gain (Loss) [Line Items]
Net investment income	0	0	0
Net Embedded Derivatives | Derivatives Not Designated or Not Qualifying as Hedging Instruments
Derivative Instruments, Gain (Loss) [Line Items]
Net Derivative Gains (Losses) Recognized for Hedged Items	0	0	0
Amount of Gains (Losses) Deferred in AOCI	0	0	0
Net Embedded Derivatives | Net Derivative Gains (Losses) | Derivatives Not Designated or Not Qualifying as Hedging Instruments
Derivative Instruments, Gain (Loss) [Line Items]
Gain (Loss) on Derivative Instruments, Net, Pretax	279	(445)	(66)
Net Embedded Derivatives | Net Investment Income | Derivatives Not Designated or Not Qualifying as Hedging Instruments
Derivative Instruments, Gain (Loss) [Line Items]
Net investment income	$ 0	$ 0	$ 0